LIABILITIES	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 17 - LIABILITIES

Accounts payables primarily consists of payables to customers who purchase phone top-up minutes from us. We usually pay off within one or two days of the transactions.

Accrued expenses primarily consist of accrued compensation to Company officer/director.